INTANGIBLE ASSETS, NET (Schedule of Acquired Intangible Assets) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥)
Intangible assets, net:
Intangible assets, net, beginning balance	¥ 17,188		¥ 43,453
Disposal of centers	(3,311)		(6,655)
Amortization expenses	(6,229)	$ (957)	(10,760)	¥ (19,176)
Addition of software	749		960
Intangible asset impairment	(598)		(9,810)
Intangible assets, net, ending balance	7,799	1,199	17,188	43,453
Intangible assets, cost					¥ 99,522
Less: accumulated amortization					(91,125)
Intangible asset impairment					(598)
Intangible assets, net at December 31, 2017	17,188	1,199	43,453	43,453	7,799
Customer Relationships [Member]
Intangible assets, net:
Intangible assets, net, beginning balance	14,285		39,484
Disposal of centers	(3,117)		(6,655)
Amortization expenses	(4,399)		(9,191)
Addition of software	0		0
Intangible asset impairment	(598)		(9,353)
Intangible assets, net, ending balance	6,171	948	14,285	39,484
Intangible assets, cost					71,043
Less: accumulated amortization					(64,274)
Intangible asset impairment					(598)
Intangible assets, net at December 31, 2017	14,285	948	39,484	39,484	6,171
Operating Lease Intangibles [Member]
Intangible assets, net:
Intangible assets, net, beginning balance	801		1,682
Disposal of centers	(194)		0
Amortization expenses	(301)		(424)
Addition of software	0		0
Intangible asset impairment	0		(457)
Intangible assets, net, ending balance	306	48	801	1,682
Intangible assets, cost					14,732
Less: accumulated amortization					(14,426)
Intangible asset impairment					0
Intangible assets, net at December 31, 2017	801	48	1,682	1,682	306
Other Intangible Assets [Member]
Intangible assets, net:
Intangible assets, net, beginning balance	2,102		2,287
Disposal of centers	0		0
Amortization expenses	(1,529)		(1,145)
Addition of software	749		960
Intangible asset impairment	0		0
Intangible assets, net, ending balance	1,322	203	2,102	2,287
Intangible assets, cost					13,747
Less: accumulated amortization					(12,425)
Intangible asset impairment					0
Intangible assets, net at December 31, 2017	¥ 2,102	$ 203	¥ 2,287	¥ 2,287	¥ 1,322